Prudential Day One 2065 Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	492	$9,911
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	730	9,890
PGIM QMA Commodity Strategies Fund (Class R6)	687	5,985
PGIM QMA Emerging Markets Equity Fund (Class R6)	1,516	17,595
PGIM QMA International Developed Markets Index Fund (Class R6)	4,215	47,333
PGIM QMA Large-Cap Core Equity Fund (Class R6)	3,133	49,193
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	2,030	19,810
PGIM QMA US Broad Market Index Fund (Class R6)	2,119	31,483
PGIM Total Return Bond Fund (Class R6)	405	5,971

Total Long-Term Investments (cost $190,411)		197,171

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $205)	205	205

TOTAL INVESTMENTS 100.0% (cost $190,616)(w)		197,376
Liabilities in excess of other assets (0.0)%		(29)

Net Assets 100.0%		$197,347

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds